The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%

	Shares	Value
CANADA — 1.9%
Cameco	4,474	$130,418

DENMARK — 3.7%
Novo Nordisk, Cl B	1,098	122,999
Novozymes, Cl B	1,879	130,132

		253,131

GERMANY — 1.7%
Fresenius Medical Care & KGaA	1,716	116,009

ISRAEL — 3.7%
Elbit Systems	526	115,378
Teva Pharmaceutical Industries *	14,819	138,194

		253,572

ITALY — 1.8%
Amplifon	2,812	126,840

JAPAN — 1.5%
Astellas Pharma	6,700	105,489

NETHERLANDS — 1.9%
Universal Music Group	4,889	131,614

SOUTH KOREA — 1.8%
LG	1,959	123,483

SWITZERLAND — 1.7%
Roche Holding	286	113,887

UNITED KINGDOM — 10.2%
BAE Systems PLC	11,726	110,760
Experian PLC	2,955	114,815
InterContinental Hotels Group PLC	1,716	117,262
RELX PLC	3,923	123,088
Smith & Nephew PLC	7,125	114,450
Smiths Group PLC	5,951	113,809

		694,184

UNITED STATES — 68.4%
COMMUNICATION SERVICES — 3.8%
Fox	2,703	106,633
Match Group *	1,216	132,228
Yelp, Cl A *	517	17,635

		256,496

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF March 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — 4.0%
Adtalem Global Education *	624	$18,539
Domino’s Pizza	278	113,149
H&R Block	676	17,603
Perdoceo Education *	1,632	18,735
Yum! Brands	913	108,218

		276,244

CONSUMER STAPLES — 5.3%
Altria Group	2,085	108,941
Brown-Forman, Cl B	1,692	113,398
Philip Morris International	1,138	106,904
USANA Health Sciences *	202	16,049
Vector Group	1,488	17,915

		363,207

FINANCIALS — 2.8%
Aon PLC, Cl A	365	118,855
Blucora *	879	17,184
Donnelley Financial Solutions *	540	17,960
eHealth*	1,405	17,436
Federated Hermes, Cl B	528	17,984

		189,419

HEALTH CARE — 21.8%
ABIOMED *	366	121,234
Amedisys *	106	18,263
Amgen	466	112,688
Biogen *	541	113,935
Chemed	30	15,196
Coherus Biosciences *	1,478	19,081
Collegium Pharmaceutical *	914	18,609
DaVita *	970	109,717
Eagle Pharmaceuticals *	335	16,579
Emergent BioSolutions *	393	16,137
Exelixis *	831	18,839
Harmony Biosciences Holdings *	364	17,709
Horizon Therapeutics PLC *	1,087	114,363
Illumina *	343	119,844
Incyte *	1,464	116,271
Jazz Pharmaceuticals PLC *	725	112,861
Lantheus Holdings *	345	19,082
LHC Group *	130	21,918

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF March 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Molina Healthcare *	330	$110,085
Myriad Genetics *	730	18,396
Neurocrine Biosciences *	186	17,437
Novocure *	1,690	140,017
Organogenesis Holdings, Cl A *	2,024	15,423
Owens & Minor	412	18,136
Pacira BioSciences *	260	19,843
REGENXBIO*	602	19,980
Select Medical Holdings	727	17,441
Tivity Health *	602	19,366

		1,498,450

INDUSTRIALS — 14.3%
A O Smith PLC	1,629	104,077
AAR *	413	20,002
Aerojet Rocketdyne Holdings *	441	17,353
AeroVironment *	239	22,499
ArcBest	183	14,731
Axon Enterprise *	130	17,905
CoreCivic *	1,981	22,128
Fluor *	598	17,157
General Dynamics	476	114,802
GEO Group ‡	2,939	19,427
Huntington Ingalls Industries	555	110,689
Leidos Holdings	1,036	111,909
Lindsay	130	20,411
Lockheed Martin	258	113,881
Northrop Grumman	257	114,936
Science Applications International	208	19,171
Textron	1,489	110,752
TrueBlue *	648	18,721

		990,551

INFORMATION TECHNOLOGY — 12.5%
Accenture PLC, Cl A	356	120,054
ADTRAN	856	15,793
Advanced Micro Devices *	983	107,481
Envestnet *	234	17,419
Fair Isaac *	31	14,460
Fortinet *	384	131,228
InterDigital	260	16,588

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF March 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit	241	$115,883
Lattice Semiconductor *	282	17,188
LiveRamp Holdings *	395	14,769
Maximus	213	15,964
OSI Systems *	211	17,960
QUALCOMM	747	114,157
Rambus *	623	19,867
VeriSign *	525	116,792

		855,603

MATERIALS — 3.9%
Century Aluminum *	656	17,259
Eastman Chemical	1,014	113,629
LyondellBasell Industries, Cl A	1,138	117,009
Materion	208	17,834

		265,731

		4,695,701

TOTAL COMMON STOCK (Cost $6,520,561)		6,744,328

TOTAL INVESTMENTS— 98.3% (Cost $6,520,561)		$6,744,328

Percentages are based on Net Assets of $6,863,258.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value

COMMUNICATION SERVICES — 3.8%
TripAdvisor *	7,774	$210,831
Walt Disney *	1,552	212,872

		423,703

CONSUMER DISCRETIONARY — 12.7%
Booking Holdings *	83	194,921
Choice Hotels International	1,552	220,011
Expedia Group *	1,217	238,130
Hyatt Hotels, Cl A *	2,475	236,239
Lowe’s	755	152,654
Marriott International, Cl A *	1,385	243,414
McDonald’s	588	145,401

		1,430,770

CONSUMER STAPLES — 12.5%
Altria Group	3,230	168,767
Archer-Daniels-Midland	2,185	197,218
Coca-Cola	2,517	156,054
Colgate-Palmolive	1,804	136,797
Costco Wholesale	294	169,300
Estee Lauder, Cl A	587	159,852
Kellogg	2,265	146,070
Kimberly-Clark	1,049	129,195
Philip Morris International	1,468	137,904

		1,401,157

ENERGY — 13.0%
Baker Hughes, Cl A	5,969	217,331
Cactus, Cl A	3,396	192,689
Cheniere Energy	1,636	226,831
EOG Resources	1,470	175,268
Halliburton	5,334	201,999
NOV	9,994	195,982
Occidental Petroleum	4,363	247,557

		1,457,657

FINANCIALS — 7.5%
Allstate	1,259	174,384
Cullen	1,171	162,078
Encore Capital Group *	2,555	160,275
ServisFirst Bancshares	1,932	184,101

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF March 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
UMB Financial	1,675	$162,743

		843,581

HEALTH CARE — 5.7%
Align Technology *	377	164,372
Johnson & Johnson	923	163,583
PerkinElmer	965	168,354
Pfizer	2,852	147,648

		643,957

INDUSTRIALS — 14.0%
Allegiant Travel *	1,217	197,629
CSX	4,446	166,503
Delta Air Lines *	5,635	222,977
Hawaiian Holdings *	11,549	227,515
Lockheed Martin	420	185,388
Rollins	5,453	191,128
Southwest Airlines *	4,949	226,664
Waste Management	1,007	159,609

		1,577,413

INFORMATION TECHNOLOGY — 11.0%
Accenture PLC, Cl A	461	155,463
Applied Materials	1,133	149,330
Corning	3,904	144,097
Juniper Networks	4,706	174,875
Microsoft	504	155,388
Sabre *	24,817	283,658
Salesforce *	797	169,219

		1,232,030

MATERIALS — 6.8%
Albemarle	797	176,257
Ecolab	881	155,549
Nucor	1,846	274,408
West Fraser Timber	1,930	159,090

		765,304

REAL ESTATE — 6.9%
Iron Mountain ‡	3,943	218,482
NexPoint Residential Trust ‡	2,181	196,966
Public Storage ‡	503	196,311

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF March 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Weyerhaeuser ‡	4,488	$170,095

		781,854

UTILITIES — 4.4%
CMS Energy	2,557	178,837
DTE Energy	1,259	166,452
PPL	5,075	144,942

		490,231

TOTAL COMMON STOCK (Cost $10,668,027)		11,047,657

TOTAL INVESTMENTS— 98.3% (Cost $10,668,027)		$11,047,657

Percentages are based on Net Assets of $11,239,555.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The Advisors’ Inner Circle Fund III	Strategas Funds March 31, 2022 (Unaudited)

NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2022, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Strategas Asset Management (the “Adviser”), the investment adviser of the Fund, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles; the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Advisors’ Inner Circle Fund III	Strategas Funds March 31, 2022 (Unaudited)

NOTES TO SCHEDULES OF INVESTMENTS — continued

The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2022, there were no changes to the Funds’ fair value methodologies.

STR-QH-001-0100